Employee Benefits - Summary of Gratuity Plans Amount Recognized in Group's Financial Statements (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Funded status	$ 3	$ 12
Prepaid gratuity benefit	7	12
Accrued gratuity	(4)
Defined Benefit Obligations
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Benefit obligations at the beginning	172	142
Service cost	23	19
Interest expense	11	10
Remeasurements - Actuarial losses / (gains)	(9)	10
Transfer	4
Benefits paid	(17)	(13)
Translation differences		4
Benefit obligations at the end	184	172
Plan Assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Translation differences	1	3
Fair value of plan assets at the beginning	184	143
Interest Income	12	12
Remeasurements – Returns on plan assets excluding amounts included in interest income	2	2
Contributions	5	37
Benefits paid	(17)	(13)
Fair value of plan assets at the end	$ 187	$ 184